Certnas

14008746

Nasdaq

805 King Farm Boulevard
Rockville, MD 20850

Nasdaq.com

Arnold Golub
Vice President
Office of General Counsel

Received SEC

JAN 15 2015

Washington, DC 20549

*By Electronic Mail*

January 15, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on January 13, 2015 The Nasdaq Stock Market (the "Exchange") received from CPS Technologies Corporation (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Shares, par value $.01 per share

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,